UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-04797
Oppenheimer Equity Income Fund, Inc.
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: October 31
Date of reporting period: 04/29/2011

Item 1. Reports to Stockholders.

April 30, 2011

Oppenheimer

Equity Income Fund, Inc.

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Manager

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

OppenheimerFunds®

The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries
Pharmaceuticals	8.9%
Oil, Gas & Consumable Fuels	8.7
Insurance	7.7
Diversified Telecommunication Services	5.1
Commercial Banks	4.9
Diversified Financial Services	4.7
Electric Utilities	3.7
Food & Staples Retailing	3.4
Multiline Retail	2.7
Software	2.6
Portfolio holdings and allocations are subject to change. Percentages are as of April 29, 2011, and are based on net assets.

Top Ten Common Stock Holdings
JPMorgan Chase & Co.	3.3%
MetLife, Inc.	2.8
Pfizer, Inc.	2.7
Microsoft Corp.	2.6
Wells Fargo & Co.	2.4
Merck & Co., Inc.	2.3
Chevron Corp.	2.2
AT&T, Inc.	2.1
Everest Re Group Ltd.	1.8
Exxon Mobil Corp.	1.6
Portfolio holdings and allocations are subject to change. Percentages are as of April 29, 2011, and are based on net assets. For more current Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

8 | OPPENHEIMER EQUITY INCOME FUND, INC.

Portfolio Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of April 29, 2011, and are based on the total market value of investments.

9 | OPPENHEIMER EQUITY INCOME FUND, INC.

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A (formerly Capital shares) of the Fund were first publicly offered on 2/13/87. Unless otherwise noted, average annual total returns for Class A shares includes the current 5.75% maximum initial sales charge.
Class B shares of the Fund were first publicly offered on 3/3/97. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to a maximum annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 3/3/97. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 2/28/11. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.

10 | OPPENHEIMER EQUITY INCOME FUND, INC.

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 29, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

11 | OPPENHEIMER EQUITY INCOME FUND, INC.

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	November 1, 2010	April 29, 2011	April 29, 2011[1,2]

Actual
Class A	$1,000.00	$1,174.30	$5.97
Class B	1,000.00	1,168.40	10.96
Class C	1,000.00	1,169.30	10.05
Class N	1,000.00	1,171.70	8.17
Class Y	1,000.00	1,035.20	1.16

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.18	5.54
Class B	1,000.00	1,014.60	10.18
Class C	1,000.00	1,015.44	9.34
Class N	1,000.00	1,017.16	7.59
Class Y	1,000.00	1,021.30	3.39

1.	Actual expenses paid for Classes A, B, C, and N are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 180/365 (to reflect the one-half year period). Actual expenses paid for Class Y are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 61/365 to reflect the period from February 28, 2011 (inception of offering) to April 29, 2011.

2.	Hypothetical expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 180/365 (to reflect the one-half year period).
Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended April 29, 2011 for Classes A, B, C and N and for the period from February 28, 2011 (inception of offering) to April 29, 2011 for Class Y are as follows:

Class	Expense Ratios

Class A	1.11%
Class B	2.04
Class C	1.87
Class N	1.52
Class Y	0.68
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

12 | OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENT OF INVESTMENTS April 29, 2011* / Unaudited

	Shares	Value

Common Stocks—79.5%
Consumer Discretionary—8.8%
Auto Components—0.6%
Lear Corp.	262,900	$13,444,706
Automobiles—0.1%
Ford Motor Co.[1]	73,840	1,142,305
Hotels, Restaurants & Leisure—0.6%
Wyndham
Worldwide Corp.[2]	372,500	12,892,225
Household Durables—0.6%
MDC Holdings, Inc.[2]	480,000	14,011,200
Leisure Equipment & Products—0.2%
Mattel, Inc.[2]	150,000	4,008,000
Media—2.1%
Cinemark Holdings, Inc.[2]	665,000	13,519,450
Comcast Corp., Cl. A Special, Non-Vtg.	742,500	18,228,375
Time Warner Cable, Inc.	217,500	16,993,275

		48,741,100

Multiline Retail—2.7%
Kohl’s Corp.[2]	630,000	33,207,300
Target Corp.	565,000	27,741,500

		60,948,800

Specialty Retail—1.9%
Foot Locker, Inc.	1,450,000	31,204,000
Lowe’s Cos., Inc.[2]	480,000	12,600,000
OfficeMax, Inc.[1]	5,700	56,772

		43,860,772

Consumer Staples—7.7%
Beverages—0.4%
PepsiCo, Inc.[2]	120,750	8,318,468
Food & Staples Retailing—3.4%
CVS Caremark Corp.	500,000	18,120,000
Kroger Co. (The)	1,000,000	24,310,000
Wal-Mart Stores, Inc.	206,750	11,367,115
Walgreen Co.[2]	560,000	23,923,200

		77,720,315

Food Products—1.3%
Archer-Daniels-Midland Co.	350,000	12,957,000
Kraft Foods, Inc., Cl. A	505,000	16,957,900

		29,914,900

Household Products—0.4%
Procter & Gamble Co. (The)	129,000	8,372,100
Tobacco—2.2%
Lorillard, Inc.[2]	260,000	27,690,000
Philip Morris International, Inc.[2]	300,000	20,832,000

		48,522,000

Energy—10.8%
Energy Equipment & Services—2.1%
Ensco plc, Sponsored ADR[2]	367,500	21,910,350
Halliburton Co.[2]	487,500	24,609,000

		46,519,350

Oil, Gas & Consumable Fuels—8.7%
Chevron Corp.[2]	457,500	50,068,800
CONSOL Energy, Inc.[2]	475,000	25,692,750
Exxon Mobil Corp.[2]	405,000	35,640,000
Kinder Morgan Management LLC[1]	1	37
Kinder Morgan, Inc.	700,000	20,006,000
Marathon Oil Corp.[2]	415,000	22,426,600
Royal Dutch Shell plc, ADR	392,500	30,410,900
Targa Resources Corp.	337,500	11,819,250

		196,064,337

Financials—21.5%
Capital Markets—2.2%
Goldman Sachs Group, Inc. (The)	165,000	24,916,650
Morgan Stanley	925,000	24,188,750

		49,105,400

13 | OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENT OF INVESTMENTS April 29, 2011* / Unaudited

	Shares	Value

Commercial Banks—4.9%
CIT Group, Inc.[1]	790,000	$33,543,400
U.S. Bancorp[2]	880,000	22,721,600
Wells Fargo & Co.	1,825,000	53,125,750

		109,390,750

Diversified Financial Services—4.7%
JPMorgan Chase & Co.[2]	1,607,500	73,350,225
KKR Financial Holdings LLC	3,175,000	32,067,500

		105,417,725

Insurance—7.7%
Assured Guaranty Ltd.	1,100,000	18,700,000
Everest Re Group Ltd.[2]	440,000	40,092,800
Genworth Financial, Inc., Cl. A	642,500	7,832,075
MetLife, Inc.	1,362,500	63,751,375
Old Republic International Corp.	1,365,000	17,294,550
XL Group plc	1,000,000	24,420,000

		172,090,800

Real Estate Investment Trusts—2.0%
Apollo Commercial Real Estate Finance, Inc.[2,3]	1,025,000	16,748,500
Cypress Sharpridge Investments, Inc.	970,000	11,979,500
Starwood Property Trust, Inc.	765,000	17,434,350

		46,162,350

Thrifts & Mortgage Finance—0.0%
PMI Group, Inc. (The)[1]	100,000	216,000
Health Care—9.6%
Biotechnology—0.3%
PDL BioPharma, Inc.	1,210,000	7,768,200
Health Care Equipment & Supplies—0.1%
Medtronic, Inc.	25,000	1,043,750
Health Care Providers & Services—0.3%
UnitedHealth Group, Inc.[2]	115,000	5,661,450
Pharmaceuticals—8.9%
Abbott Laboratories[2]	455,000	23,678,200
GlaxoSmithKline plc, ADR	525,000	22,921,500
Johnson & Johnson[2]	138,750	9,118,650
Merck & Co., Inc.	1,450,000	52,127,500
Pfizer, Inc.	2,850,000	59,736,000
Teva Pharmaceutical Industries Ltd., Sponsored ADR	725,000	33,154,250

		200,736,100

Industrials—4.5%
Aerospace & Defense—1.7%
General Dynamics Corp.	310,000	22,574,200
Lockheed Martin Corp.[2]	185,000	14,661,250

		37,235,450

Industrial Conglomerates—1.0%
General Electric Co.	230,000	4,703,500
Tyco International Ltd.[2]	382,500	18,643,050

		23,346,550

Machinery—0.0%
Ingersoll-Rand plc	12,500	631,250
Marine—1.0%
Box Ships, Inc.[1,3]	1,250,000	14,137,500
Costamare, Inc.	485,000	8,371,100

		22,508,600

Road & Rail—0.2%
Norfolk Southern Corp.[2]	60,000	4,480,800
Trading Companies & Distributors—0.6%
Aircastle Ltd.[2]	1,000,000	12,460,000
Information Technology—5.8%
Communications Equipment—1.0%
QUALCOMM, Inc.[2]	405,000	23,020,200

14 | OPPENHEIMER EQUITY INCOME FUND, INC.

	Shares	Value

Electronic Equipment & Instruments—0.5%
Corning, Inc.	475,000	$9,946,500
Office Electronics—0.3%
Xerox Corp.	725,000	7,315,250
Semiconductors & Semiconductor Equipment—1.4%
Intel Corp.	1,175,000	27,248,250
Intersil Corp., Cl. A2	200,000	2,954,000

		30,202,250

Software—2.6%
Microsoft Corp.	2,275,000	59,195,500
Materials—1.4%
Chemicals—0.3%
LyondellBasell Industries NV, Cl. A1	132,500	5,896,250
Metals & Mining—0.2%
Xstrata plc, Unsponsored ADR	950,000	4,854,500
Paper & Forest Products—0.9%
International Paper Co.	685,000	21,152,800
Telecommunication Services—5.1%
Diversified Telecommunication Services—5.1%
AT&T, Inc.[2]	1,523,900	47,423,768
CenturyLink, Inc.[2]	850,000	34,663,000
Consolidated Communications Holdings, Inc.[2]	790,000	14,528,100
Frontier Communications Corp.[2]	2,325,000	19,227,750

		115,842,618

Utilities—4.3%
Electric Utilities—3.7%
American Electric Power Co., Inc.	450,000	16,416,000
Edison International, Inc.	530,000	20,813,100
Entergy Corp.[2]	310,000	21,613,200
FirstEnergy Corp.[2]	540,000	21,578,400
PPL Corp.	132,970	3,647,367

		84,068,067

Multi-Utilities—0.6%
National Grid plc, Sponsored ADR	262,750	13,486,957

Total Common Stocks (Cost $1,547,518,297)		1,787,716,645

Preferred Stocks—5.9%
Apache Corp., 6% Cv., Series D, Non-Vtg.	150,000	10,557,000
Citigroup, Inc., 7.50% Cv.	300,000	39,012,000
General Motors Co., 4.75% Cv., Series B, Non-Vtg.	1,175,000	58,526,750
Hartford Financial Services Group, Inc. (The), 7.25% Cv., Series F, Non-Vtg.	365,000	9,818,500
PPL Corp., 8.75% Cv.[1]	100,000	5,339,000
Synovus Financial Corp., 8.25% Cv.	395,000	9,357,550

Total Preferred Stocks (Cost $127,921,770)		132,610,800

	Principal
	Amount

Convertible Corporate Bonds and Notes—9.0%
AMR Corp., 6.25% Cv. Sr. Unsec. Nts., 10/15/14	$22,750,000	22,693,125
CNO Financial Group, Inc.:
7% Cv. Sr. Unsec. Unsub. Nts., 12/30/16[4]	4,907,000	8,170,155
7% Cv. Sr. Unsec. Unsub. Nts., 12/30/16	13,816,000	23,159,761
7% Cv. Sr. Unsec. Unsub. Nts., 12/30/16	608,000	1,019,190
Continental Airlines, Inc., 4.50% Cv. Sr. Unsec. Unsub. Nts., 1/15/15	20,000,000	28,375,000
General Cable Corp., 4.50% Cv. Unsec. Sub. Nts., 11/15/29[5]	18,250,000	28,105,000
MGIC Investment Corp., 9% Cv. Jr. Unsec. Sub. Bonds, 4/1/63[4]	29,750,000	30,568,125

15 | OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Convertible Corporate Bonds and Notes Continued
Navistar International Corp., 3% Cv. Sr. Sub. Nts., 10/15/14	$9,750,000	$14,880,938
PMI Group, Inc. (The), 4.50% Cv. Sr. Nts., 4/15/20	21,250,000	15,007,813
Radian Group, Inc., 3% Cv. Sr. Unsec. Unsub. Nts., 11/15/17	10,500,000	8,675,625
Rite Aid Corp., 8.50% Cv. Sr. Unsec. Unsub. Nts., 5/15/15	21,704,000	22,327,990

Total Convertible Corporate Bonds and Notes (Cost $183,605,440)		202,982,722

Structured Securities—5.6%
Barclays Bank plc:
Allegheny Technologies, Inc. Yield Enhanced Equity Linked Debt Securities	132,956	8,708,618
Celanese Corp. Yield Enhanced Equity Linked Debt Securities	236,263	10,731,065
Lear Corp. Yield Enhanced Equity Linked Debt Securities	499,951	25,280,022
Citigroup Funding, Inc., Ford Motor Co. Premium Equity Redemption Quarterly-pay Securities	677,049	10,441,314
Credit Suisse AG, Sprint Nextel Corp. Equity Linked Nts.	2,285,000	11,333,600
Deutsche Bank AG, London:
Ford Motor Co. Equity Linked Nts.[6]	628,200	9,690,927
Lear Corp. Equity Linked Nts.[6]	102,000	10,510,080
Goldman Sachs Group, Inc. (The):
Apple, Inc. Equity Linked Nts.[6]	29,650	10,272,792
OfficeMax, Inc. Equity Linked Nts.[6]	740,750	7,971,211
Morgan Stanley:
Ford Motor Co. Performance Equity Linked Redemption Quarterly-pay Securities[4]	684,000	10,584,900
Kohls Corp. Equity Linked Nts.[4]	194,750	10,314,934

Total Structured Securities (Cost $122,242,171)		125,839,463

	Shares

Investment Company—0.8%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.19%[3,7] (Cost $17,107,435)	17,107,435	17,107,435

Total Investments, at Value (Cost $1,998,395,113)	100.8%	2,266,257,065
Liabilities Excess of Other Assets	(0.8)	(18,089,929)

Net Assets	100.0%	$2,248,167,136

Footnotes to Statement of Investments

*	April 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

1.	Non-income producing security.

2.	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options. See Note 5 of the accompanying Notes.

16 | OPPENHEIMER EQUITY INCOME FUND, INC.

3.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 29, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	October 29, 2010[a]	Additions	Reductions	April 29, 2011

Apollo Commercial Real Estate Finance, Inc.	700,000	325,000	—	1,025,000
Box Ships, Inc.	—	1,250,000	—	1,250,000
Oppenheimer Institutional Money Market Fund, Cl. E	53,169,685	326,361,075	362,423,325	17,107,435

	Value	Income

Apollo Commercial Real Estate Finance, Inc.	$16,748,500	$541,570
Box Ships, Inc.	14,137,500	—
Oppenheimer Institutional Money Market Fund, Cl. E	17,107,435	76,790

	$47,993,435	$618,360

a.	October 29, 2010 represents the last business day of the Fund’s 2010 fiscal year. See Note 1 of the accompanying Notes.
4.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $59,638,114 or 2.65% of the Fund’s net assets as of April 29, 2011.

5.	Represents the current interest rate for a variable or increasing rate security.

6.	Restricted security. The aggregate value of restricted securities as of April 29, 2011 was $38,445,010, which represents 1.71% of the Fund’s net assets. See Note 6 of the accompanying Notes. Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation
Security	Date	Cost	Value	(Depreciation)

Deutsche Bank AG, London, Ford Motor Co. Equity Linked Nts.	4/26/11	$10,000,944	$9,690,927	$(310,017)
Deutsche Bank AG, London, Lear Corp. Equity Linked Nts.	12/20/10	10,001,100	10,510,080	508,980
Goldman Sachs Group, Inc. (The), Apple, Inc. Equity Linked Nts.	4/8/11	10,003,317	10,272,792	269,475
Goldman Sachs Group, Inc. (The), OfficeMax, Inc. Equity Linked Nts.	3/1/11	10,000,125	7,971,211	(2,028,914)

		$40,005,486	$38,445,010	$(1,560,476)

7.	Rate shown is the 7-day yield as of April 29, 2011.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

17 | OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of April 29, 2011 based on valuation input level:

		Level 2—
	Level 1—	Other	Level 3—
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$199,049,108	$—	$—	$199,049,108
Consumer Staples	172,847,783	—	—	172,847,783
Energy	242,583,687	—	—	242,583,687
Financials	482,383,025	—	—	482,383,025
Health Care	215,209,500	—	—	215,209,500
Industrials	100,662,650	—	—	100,662,650
Information Technology	129,679,700	—	—	129,679,700
Materials	31,903,550	—	—	31,903,550
Telecommunication Services	115,842,618	—	—	115,842,618
Utilities	97,555,024	—	—	97,555,024
Preferred Stocks	19,914,550	112,696,250	—	132,610,800
Convertible Corporate Bonds and Notes	—	202,982,722	—	202,982,722
Structured Securities	—	125,839,463	—	125,839,463
Investment Company	17,107,435	—	—	17,107,435

Total Assets	$1,824,738,630	$441,518,435	$—	$2,266,257,065

Liabilities Table
Other Financial Instruments:
Appreciated options written, at value	$(1,784,497)	$—	$—	$(1,784,497)
Depreciated options written, at value	(14,495,951)	—	—	(14,495,951)

Total Liabilities	$(16,280,448)	$—	$—	$(16,280,448)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
Written Options as of April 29, 2011 are as follows:

							Unrealized
		Number of	Exercise	Expiration	Premiums		Appreciation/
Description	Type	Contracts	Price	Date	Received	Value	(Depreciation)

Abbott Laboratories	Call	300	$52.50	5/23/11	$14,395	$(14,100)	$295
Apple, Inc.	Put	450	335.00	5/23/11	383,617	(111,150)	272,467
Bank of America Corp.	Put	14,500	14.00	5/23/11	1,242,891	(2,450,500)	(1,207,609)
Chevron Corp.	Call	450	110.00	5/23/11	42,073	(64,800)	(22,727)
Chevron Corp.	Call	75	105.00	5/23/11	20,753	(36,375)	(15,622)
Cinemark Holdings, Inc.	Call	1,250	20.00	5/23/11	73,605	(81,250)	(7,645)
Cisco Systems, Inc.	Put	8,250	19.00	5/23/11	1,385,426	(1,452,000)	(66,574)
CONSOL Energy, Inc.	Call	75	50.00	5/23/11	10,574	(37,500)	(26,926)
Ensco plc, Sponsored ADR	Call	125	60.00	5/23/11	8,873	(18,125)	(9,252)

18 | OPPENHEIMER EQUITY INCOME FUND, INC.

Written Options Continued

							Unrealized
		Number of	Exercise	Expiration	Premiums		Appreciation/
Description	Type	Contracts	Price	Date	Received	Value	(Depreciation)

Ensco plc, Sponsored ADR	Put	750	$55.00	5/23/11	$58,088	$(24,750)	$33,338
Exxon Mobil Corp.	Call	25	87.50	5/23/11	2,125	(3,575)	(1,450)
FirstEnergy Corp.	Call	50	40.00	6/20/11	1,699	(2,750)	(1,051)
Ford Motor Co.	Put	5,475	16.00	5/23/11	771,076	(405,150)	365,926
Ford Motor Co.	Put	5,000	16.00	6/20/11	329,921	(455,000)	(125,079)
Frontier Communications Corp.	Call	250	8.00	5/23/11	5,996	(8,750)	(2,754)
Genworth Financial, Inc., Cl. A	Put	2,500	13.00	5/23/11	209,935	(240,000)	(30,065)
Halliburton Co.	Call	2,750	48.00	6/20/11	918,442	(1,012,000)	(93,558)
Halliburton Co.	Call	650	50.00	5/23/11	100,626	(111,800)	(11,174)
Halliburton Co.	Call	350	49.00	6/20/11	101,493	(108,500)	(7,007)
Intersil Corp., Cl. A	Call	2,000	14.00	5/23/11	141,803	(190,000)	(48,197)
Johnson & Johnson	Call	325	65.00	5/23/11	19,495	(39,650)	(20,155)
JPMorgan Chase & Co.	Call	250	47.00	5/23/11	21,496	(8,500)	12,996
JPMorgan Chase & Co.	Put	500	45.00	5/23/11	55,944	(29,000)	26,944
KKR Financial Holdings LLC	Put	500	10.00	5/23/11	28,512	(20,000)	8,512
Lockheed Martin Corp.	Call	1,000	75.00	6/20/11	725,112	(467,000)	258,112
Lorillard, Inc.	Call	525	85.00	5/23/11	562,241	(1,128,750)	(566,509)
Lorillard, Inc.	Call	500	100.00	5/23/11	84,196	(350,000)	(265,804)
Lorillard, Inc.	Call	375	105.00	5/23/11	47,607	(108,750)	(61,143)
Lorillard, Inc.	Call	200	90.00	5/23/11	161,394	(333,000)	(171,606)
Lowe’s Cos., Inc.	Call	2,000	28.00	5/23/11	73,890	(24,000)	49,890
Marathon Oil Corp.	Call	3,050	50.00	5/23/11	777,003	(1,296,250)	(519,247)
Marathon Oil Corp.	Call	750	48.00	5/23/11	332,633	(453,750)	(121,117)
Marathon Oil Corp.	Call	350	52.50	5/23/11	44,794	(78,750)	(33,956)
Marathon Oil Corp.	Put	1,250	50.00	5/23/11	80,980	(40,000)	40,980
Mattel, Inc.	Call	1,250	27.00	5/23/11	89,655	(48,750)	40,905
MDC Holdings, Inc.	Put	500	27.00	5/23/11	63,492	(12,500)	50,992
Microsoft Corp.	Put	2,409	27.00	5/23/11	382,242	(320,397)	61,845
Norfolk Southern Corp.	Call	300	72.50	5/23/11	5,696	(73,500)	(67,804)
OfficeMax, Inc.	Put	7,443	15.00	5/23/11	1,832,255	(3,587,526)	(1,755,271)
OfficeMax, Inc.	Put	2,500	10.00	6/20/11	159,961	(167,500)	(7,539)
PepsiCo, Inc.	Call	200	70.00	5/23/11	15,397	(7,200)	8,197
Philip Morris International, Inc.	Call	2,000	67.50	5/23/11	148,448	(460,000)	(311,552)
QUALCOMM, Inc.	Call	175	52.50	5/23/11	40,061	(82,600)	(42,539)
Tyco International Ltd.	Call	3,000	50.00	5/23/11	718,198	(195,000)	523,198
Tyco International Ltd.	Call	825	55.00	5/23/11	132,893	(12,375)	120,518
Tyco International Ltd.	Put	875	85.00	5/23/11	272,732	(44,625)	228,107
Walgreen Co.	Call	225	42.00	5/23/11	16,871	(24,750)	(7,879)
Wyndham Worldwide Corp.	Call	150	35.00	5/23/11	3,598	(9,750)	(6,152)
Wyndham Worldwide Corp.	Call	100	32.00	5/23/11	12,898	(28,500)	(15,602)

					$12,733,105	$(16,280,448)	$(3,547,343)

See accompanying Notes to Financial Statements.

19 | OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES Unaudited
April 29, 20111

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,949,164,000)	$2,218,263,630
Affiliated companies (cost $49,231,113)	47,993,435

2,266,257,065
Cash	22,329
Receivables and other assets:
Investments sold	21,465,254
Shares of capital stock sold	20,992,557
Interest and dividends	4,898,725
Other	247,677

Total assets	2,313,883,607

Liabilities
Appreciated options written, at value (premiums received $3,887,719)	1,784,497
Depreciated options written, at value (premiums received $8,845,386)	14,495,951
Payables and other liabilities:
Investments purchased	45,292,343
Shares of capital stock redeemed	3,181,252
Distribution and service plan fees	437,116
Transfer and shareholder servicing agent fees	284,357
Directors’ compensation	97,092
Shareholder communications	64,000
Other	79,863

Total liabilities	65,716,471

Net Assets	$2,248,167,136

Composition of Net Assets
Par value of shares of capital stock	$8,736
Additional paid-in capital	1,969,843,758
Accumulated net investment loss	(673,561)
Accumulated net realized gain on investments	14,673,594
Net unrealized appreciation on investments	264,314,609

Net Assets	$2,248,167,136

20 | OPPENHEIMER EQUITY INCOME FUND, INC.

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,711,403,994 and 64,503,700 shares of capital stock outstanding)	$26.53
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$28.15

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $103,918,859 and 4,565,417 shares of capital stock outstanding)	$22.76

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $305,948,479 and 13,415,928 shares of capital stock outstanding)	$22.80

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $80,488,896 and 3,127,249 shares of capital stock outstanding)	$25.74

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $46,406,908 and 1,748,634 shares of capital stock outstanding)	$26.54

1.	April 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.

21 | OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended April 29, 20111

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $106,494)	$20,910,666
Affiliated companies	618,360
Interest	4,370,272

Total investment income	25,899,298

Expenses
Management fees	5,428,485
Distribution and service plan fees:
Class A	1,634,074
Class B	410,802
Class C	1,053,343
Class N	153,478
Transfer and shareholder servicing agent fees:
Class A	1,183,696
Class B	146,651
Class C	209,096
Class N	120,540
Class Y	32
Shareholder communications:
Class A	77,805
Class B	14,663
Class C	14,785
Class N	3,081
Custodian fees and expenses	60,070
Directors’ compensation	12,530
Administration service fees	750
Other	107,226

Total expenses	10,631,107
Less waivers and reimbursements of expenses	(55,848)

Net expenses	10,575,259

Net Investment Income	15,324,039

22 | OPPENHEIMER EQUITY INCOME FUND, INC.

Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments from unaffiliated companies (including premiums on options exercised)	$48,884,032
Closing and expiration of option contracts written	8,829,502

Net realized gain	57,713,534
Net change in unrealized appreciation/depreciation on:
Investments	187,891,095
Option contracts written	(3,451,050)

Net change in unrealized appreciation/depreciation	184,440,045

Net Increase in Net Assets Resulting from Operations	$257,477,618

1.	April 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.

23 | OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 29, 2011[1]	October 29,
	(Unaudited)	2010[1]

Operations
Net investment income	$15,324,039	$12,714,035
Net realized gain	57,713,534	51,372,235
Net change in unrealized appreciation/depreciation	184,440,045	64,349,144

Net increase in net assets resulting from operations	257,477,618	128,435,414

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(15,438,949)	(10,709,289)
Class B	(800,186)	(654,555)
Class C	(2,163,160)	(1,141,112)
Class N	(613,948)	(386,028)
Class Y	(1,219)	—

	(19,017,462)	(12,890,984)

Capital Stock Transactions
Net increase in net assets resulting from capital stock transactions:
Class A	604,838,128	504,250,084
Class B	26,380,429	26,530,986
Class C	147,879,570	71,440,051
Class N	31,277,953	23,518,699
Class Y	45,550,835	—

	855,926,915	625,739,820

Net Assets
Total increase	1,094,387,071	741,284,250
Beginning of period	1,153,780,065	412,495,815

End of period (including accumulated net investment income (loss) of $(673,561) and $3,019,862, respectively)	$2,248,167,136	$1,153,780,065

1.	April 29, 2011 and October 29, 2010 represent the last business day of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.

24 | OPPENHEIMER EQUITY INCOME FUND, INC.

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	April 29, 2011[1]				Year Ended October 31,
Class A	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$22.87	$19.23	$15.65	$29.86	$29.15	$27.34

Income (loss) from investment operations:
Net investment income[2]	.25	.40	.70	.63	.20	.09
Net realized and unrealized gain (loss)	3.71	3.65	3.62	(10.24)	2.67	4.61

Total from investment operations	3.96	4.05	4.32	(9.61)	2.87	4.70

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.30)	(.41)	(.74)	(.62)	(.03)	—
Distributions from net realized gain	—	—	—	(3.98)	(2.13)	(2.89)

Total dividends and/or distributions to shareholders	(.30)	(.41)	(.74)	(4.60)	(2.16)	(2.89)

Net asset value, end of period	$26.53	$22.87	$19.23	$15.65	$29.86	$29.15

Total Return, at Net Asset Value[3]	17.43%	21.25%	28.82%	(37.27)%	10.43%	18.43%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,711,404	$918,456	$323,033	$199,650	$362,740	$382,512

Average net assets (in thousands)	$1,330,544	$593,104	$225,561	$292,638	$370,916	$369,074

Ratios to average net assets:[4]
Net investment income	1.99%	1.86%	4.29%	2.85%	0.68%	0.32%
Total expenses	1.11%[5]	1.21%[5]	1.36%[5]	1.25%[5]	1.28%[5]	1.29%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.11%	1.21%	1.36%	1.25%	1.28%	1.28%

Portfolio turnover rate	18%	60%	105%	78%	124%	56%

1.	April 29, 2011 and October 29, 2010 represent the last business day of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 29, 2011	1.11%
Year Ended October 29, 2010	1.21%
Year Ended October 31, 2009	1.36%
Year Ended October 31, 2008	1.25%
Year Ended October 31, 2007	1.28%
See accompanying Notes to Financial Statements.

25 | OPPENHEIMER EQUITY INCOME FUND, INC.

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	April 29, 2011[1]				Year Ended October 31,
Class B	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$19.68	$16.61	$13.63	$26.48	$26.27	$25.11

Income (loss) from investment operations:
Net investment income (loss)[2]	.11	.18	.50	.38	(.05)	(.14)
Net realized and unrealized gain (loss)	3.18	3.15	3.11	(8.95)	2.39	4.19

Total from investment operations	3.29	3.33	3.61	(8.57)	2.34	4.05

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.21)	(.26)	(.63)	(.30)	—	—
Distributions from net realized gain	—	—	—	(3.98)	(2.13)	(2.89)

Total dividends and/or distributions to shareholders	(.21)	(.26)	(.63)	(4.28)	(2.13)	(2.89)

Net asset value, end of period	$22.76	$19.68	$16.61	$13.63	$26.48	$26.27

Total Return, at Net Asset Value[3]	16.84%	20.22%	27.69%	(37.81)%	9.46%	17.37%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$103,919	$65,791	$31,723	$24,862	$60,106	$76,583

Average net assets (in thousands)	$83,061	$48,363	$24,503	$42,007	$72,568	$76,606

Ratios to average net assets:[4]
Net investment income (loss)	1.06%	0.96%	3.57%	1.94%	(0.21)%	(0.58)%
Total expenses	2.06%[5]	2.25%[5]	2.48%[5]	2.14%[5]	2.16%[5]	2.19%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.04%	2.13%	2.22%	2.14%	2.16%	2.19%

Portfolio turnover rate	18%	60%	105%	78%	124%	56%

1.	April 29, 2011 and October 29, 2010 represent the last business day of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 29, 2011	2.06%
Year Ended October 29, 2010	2.25%
Year Ended October 31, 2009	2.48%
Year Ended October 31, 2008	2.14%
Year Ended October 31, 2007	2.16%
See accompanying Notes to Financial Statements.

26 | OPPENHEIMER EQUITY INCOME FUND, INC.

	Six Months
	Ended
	April 29, 2011[1]					Year Ended October 31,
Class C	(Unaudited)		2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$19.72		$16.65	$13.66	$26.54	$26.31	$25.14

Income (loss) from investment operations:
Net investment income (loss)[2]	.13		.19	.50	.39	(.04)	(.14)
Net realized and unrealized gain (loss)	3.19		3.16	3.13	(8.99)	2.40	4.20

Total from investment operations	3.32		3.35	3.63	(8.60)	2.36	4.06

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.24)		(.28)	(.64)	(.30)	—	—
Distributions from net realized gain	—		—	—	(3.98)	(2.13)	(2.89)

Total dividends and/or distributions to shareholders	(.24)		(.28)	(.64)	(4.28)	(2.13)	(2.89)

Net asset value, end of period	$22.80		$19.72	$16.65	$13.66	$26.54	$26.31

Total Return, at Net Asset Value[3]	16.93%		20.30%	27.77%	(37.83)%	9.53%	17.39%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$305,948		$128,951	$44,774	$29,599	$56,130	$54,971

Average net assets (in thousands)	$213,387		$80,931	$32,357	$43,817	$56,496	$51,822

Ratios to average net assets:[4]
Net investment income (loss)	1.19%		1.02%	3.53%	1.98%	(0.17)%	(0.57)%
Total expenses	1.87	% [5]	2.05%[5]	2.28%[5]	2.12%[5]	2.13%[5]	2.17%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.87%		2.05%	2.17%	2.11%	2.13%	2.17%

Portfolio turnover rate	18%		60%	105%	78%	124%	56%

1.	April 29, 2011 and October 29, 2010 represent the last business day of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.
2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 29, 2011	1.87%
Year Ended October 29, 2010	2.05%
Year Ended October 31, 2009	2.28%
Year Ended October 31, 2008	2.12%
Year Ended October 31, 2007	2.13%
See accompanying Notes to Financial Statements.
27 | OPPENHEIMER EQUITY INCOME FUND, INC.

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	April 29, 2011[1]				Year Ended October 31,
Class N	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$22.21	$18.70	$15.24	$29.09	$28.52	$26.91

Income (loss) from investment operations:
Net investment income (loss)[2]	.19	.30	.64	.54	.08	(.03)
Net realized and unrealized gain (loss)	3.60	3.55	3.51	(9.97)	2.62	4.53

Total from investment operations	3.79	3.85	4.15	(9.43)	2.70	4.50

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.26)	(.34)	(.69)	(.44)	—	—
Distributions from net realized gain	—	—	—	(3.98)	(2.13)	(2.89)

Total dividends and/or distributions to shareholders	(.26)	(.34)	(.69)	(4.42)	(2.13)	(2.89)

Net asset value, end of period	$25.74	$22.21	$18.70	$15.24	$29.09	$28.52

Total Return, at Net Asset Value[3]	17.17%	20.77%	28.40%	(37.48)%	10.02%	17.93%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$80,489	$40,582	$12,966	$10,023	$19,340	$19,013

Average net assets (in thousands)	$62,123	$25,675	$9,706	$15,221	$19,387	$17,985

Ratios to average net assets:[4]
Net investment income (loss)	1.56%	1.48%	4.08%	2.47%	0.29%	(0.12)%
Total expenses	1.57%[5]	1.83%[5]	2.36%[5]	1.87%[5]	1.91%[5]	1.90%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.52%	1.58%	1.67%	1.63%	1.67%	1.72%

Portfolio turnover rate	18%	60%	105%	78%	124%	56%

1.	April 29, 2011 and October 29, 2010 represent the last business day of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.
2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 29, 2011	1.57%
Year Ended October 29, 2010	1.83%
Year Ended October 31, 2009	2.36%
Year Ended October 31, 2008	1.87%
Year Ended October 31, 2007	1.91%
See accompanying Notes to Financial Statements.
28 | OPPENHEIMER EQUITY INCOME FUND, INC.

Period Ended
April 29, 2011[1,2]
Class Y	(Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$25.76

Income (loss) from investment operations:
Net investment income[3]	.05
Net realized and unrealized gain	.85

Total from investment operations	.90

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.12)
Distributions from net realized gain	—

Total dividends and/or distributions to shareholders	(.12)

Net asset value, end of period	$26.54

Total Return, at Net Asset Value[4]	3.52%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$46,407

Average net assets (in thousands)	$18,053

Ratios to average net assets:[5]
Net investment income	1.27%
Total expenses	0.68%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.68%

Portfolio turnover rate	18%

1.	For the period from February 28, 2011 (inception of offering) to April 29, 2011.

2.	April 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Period Ended April 29, 2011	0.68%
See accompanying Notes to Financial Statements.
29 | OPPENHEIMER EQUITY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Equity Income Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Class Y shares were first publicly offered on February 28, 2011.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Semiannual and Annual Periods. Since April 29, 2011 represents the last day during the Fund’s semiannual period on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
     Since October 29, 2010 represents the last day during the Fund’s 2010 fiscal year on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with
30 | OPPENHEIMER EQUITY INCOME FUND, INC.

investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Directors or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     Structured securities are valued utilizing price quotations obtained from broker-dealers or independent pricing services. Values are determined based upon market inputs which typically include the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate
31 | OPPENHEIMER EQUITY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
32 | OPPENHEIMER EQUITY INCOME FUND, INC.

During the fiscal year ended October 29, 2010, the Fund utilized $53,606,129 of capital loss carryforward to offset capital gains realized in that fiscal year. As of October 29, 2010, the Fund had available for federal income tax purposes straddle losses of $2,237,474 and unused capital loss carryforward as follows:

Expiring

2017	$37,436,900
As of April 29, 2011, the Fund had available for federal income tax purposes no estimated capital loss carryforward. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 29, 2011, it is estimated that the Fund will utilize $39,674,374 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 29, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,998,395,113
Federal tax cost of other investments	(12,733,105)

Total federal tax cost	$1,985,662,008

Gross unrealized appreciation	$290,140,859
Gross unrealized depreciation	(25,826,250)

Net unrealized appreciation	$264,314,609

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Although the Act provides a number of benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a fund’s prior year capital loss carryovers will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
Directors’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent directors. Benefits are based on years of service and fees paid
33 | OPPENHEIMER EQUITY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

to each director during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent directors as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended April 29, 2011, the Fund’s projected benefit obligations, payments to retired directors and accumulated liability were as follows:

Projected Benefit Obligations Increased	$3,667
Payments Made to Retired Directors	7,058
Accumulated Liability as of April 29, 2011	72,285
The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in
34 | OPPENHEIMER EQUITY INCOME FUND, INC.

portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Capital Stock
The Fund has authorized one billion shares of $0.0001 par value capital stock in aggregate to be apportioned among each class of shares. Transactions in shares of capital stock were as follows:

	Six Months Ended April 29, 2011		Year Ended October 29, 2010
	Shares	Amount	Shares	Amount

Class A
Sold	30,676,009	$765,142,779	29,741,863	$639,295,438
Dividends and/or distributions reinvested	539,771	13,264,017	446,674	9,411,874
Redeemed	(6,864,577)	(173,568,668)	(6,836,264)	(144,457,228)

Net increase	24,351,203	$604,838,128	23,352,273	$504,250,084

Class B
Sold	1,826,579	$39,310,373	2,220,371	$40,890,157
Dividends and/or distributions reinvested	35,101	738,055	34,359	622,248
Redeemed	(640,145)	(13,667,999)	(820,555)	(14,981,419)

Net increase	1,221,535	$26,380,429	1,434,175	$26,530,986

35 | OPPENHEIMER EQUITY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Capital Stock Continued

	Six Months Ended April 29, 2011		Year Ended October 29, 2010
	Shares	Amount	Shares	Amount

Class C
Sold	7,608,955	$163,792,726	4,740,041	$87,718,337
Dividends and/or distributions reinvested	84,441	1,785,536	55,448	1,008,558
Redeemed	(817,487)	(17,698,692)	(944,388)	(17,286,844)

Net increase	6,875,909	$147,879,570	3,851,101	$71,440,051

Class N
Sold	1,672,962	$40,375,674	1,540,368	$31,929,751
Dividends and/or distributions reinvested	22,135	527,681	16,809	344,628
Redeemed	(395,233)	(9,625,402)	(423,372)	(8,755,680)

Net increase	1,299,864	$31,277,953	1,133,805	$23,518,699

Class Y
Sold	1,780,197	$46,374,188	—	$—
Dividends and/or distributions reinvested	48	1,214	—	—
Redeemed	(31,611)	(824,567)	—	—

Net increase	1,748,634	$45,550,835	—	$—

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended April 29, 2011, were as follows:

	Purchases	Sales

Investment securities	$1,090,545,404	$284,663,244
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $400 million	0.70%
Next $400 million	0.68
Next $400 million	0.65
Next $400 million	0.60
Next $400 million	0.55
Over $2.0 billion	0.50
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
36 | OPPENHEIMER EQUITY INCOME FUND, INC.

Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 29, 2011, the Fund paid $1,526,966 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Distribution and Service Plan for Class A Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor at annual rate of 0.25% of the daily net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the Plan, the Fund may also pay an asset-based sales charge to the Distributor. However, the Fund’s Board has currently set the rate at zero. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2011 were as follows:

Class B	$934,239
Class C	2,743,037
Class N	714,923
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of
37 | OPPENHEIMER EQUITY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

April 29, 2011	$954,788	$507	$75,720	$30,530	$778
Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended April 29, 2011, the Manager waived fees and/or reimbursed the Fund $36,787 for IMMF management fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the six months ended April 29, 2011, OFS waived transfer and shareholder servicing agent fees as follows:

Class B	$5,658
Class N	13,403
Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
38 | OPPENHEIMER EQUITY INCOME FUND, INC.

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
39 | OPPENHEIMER EQUITY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.
Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
Valuations of derivative instruments as of April 29, 2011 are as follows:

	Liability Derivatives
Derivatives not Accounted for as Hedging	Statement of Assets and Liabilities
Instruments	Location	Value

Equity contracts	Appreciated options written, at value	$1,784,497
Equity contracts	Depreciated options written, at value	14,495,951

Total		$16,280,448

40 | OPPENHEIMER EQUITY INCOME FUND, INC.

The effect of derivative instruments on the Statement of Operations is as follows:
Amount of Realized Gain or (Loss) Recognized on Derivatives

	Investments from	Closing and
	unaffiliated companies	expiration of
Derivatives Not Accounted	(including premiums on	option contracts
for as Hedging Instruments	options exercised)*	written	Total

Equity contracts	$4,896,825	$8,829,502	$13,726,327

*	Includes purchased option contracts, purchased swaption contracts and written option contracts exercised, if any.
Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives

Derivatives Not Accounted for as Hedging Instruments	Option contracts written

Equity contracts	$(3,451,050)
Option Activity
The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
     The Fund has written put options on individual equity securities and, or, equity indexes to increase exposure to equity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has written call options on individual equity securities and, or, equity indexes to decrease exposure to equity risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     During the six months ended April 29, 2011, the Fund had an ending monthly average market value of $4,086,450 and $4,804,014 on written call options and written put options, respectively.
41 | OPPENHEIMER EQUITY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
     Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.
Written option activity for the six months ended April 29, 2011 was as follows:

	Call Options		Put Options
	Number of	Amount of	Number of	Amount of
	Contracts	Premiums	Contracts	Premiums

Options outstanding as of October 29, 2010	40,055	$2,848,012	25,925	$3,559,055
Options written	159,591	22,822,669	312,418	27,430,394
Options closed or expired	(158,070)	(18,182,034)	(258,416)	(20,848,166)
Options exercised	(15,676)	(2,012,614)	(27,025)	(2,884,211)

Options outstanding as of April 29, 2011	25,900	$5,476,033	52,902	$7,257,072

6. Restricted Securities
As of April 29, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Directors as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
7. Pending Litigation
Since 2009, a number of lawsuits have been pending in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. On June 1, 2011, the U.S. District Court for the District of Colorado gave preliminary approval to Stipulations and Agreements of Settlement in cases involving two funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. Those settlements are subject to the final approval of the Court and the determination by the settling defendants that class members representing a sufficient proportion of the losses allegedly suffered by class members had elected to participate in the settlement. Those settlements do not settle any of the other outstanding lawsuits pending in other courts relating to these matters.
42 | OPPENHEIMER EQUITY INCOME FUND, INC.

     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff. On February 28, 2011, a Stipulation of Partial Settlement of certain of those lawsuits was filed in the U.S. District Court for the Southern District of New York. That proposed settlement is subject to the approval of the Court and the determination by the settling defendants that class members representing a sufficient proportion of the losses allegedly suffered by class members had elected to participate in the settlement. The proposed settlement does not settle any of the other outstanding lawsuits pending in other courts relating to these matters.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
43 | OPPENHEIMER EQUITY INCOME FUND, INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
44 | OPPENHEIMER EQUITY INCOME FUND, INC.

OPPENHEIMER EQUITY INCOME FUND, INC.

Directors and Officers	Brian F. Wruble, Chairman of the Board of Directors and Director
David K. Downes, Director
Matthew P. Fink, Director
Phillip A. Griffiths, Director
Mary F. Miller, Director
Joel W. Motley, Director
Mary Ann Tynan, Director
Joseph M. Wikler, Director
Peter I. Wold, Director
William F. Glavin, Jr., Director, President and Principal Executive Officer
Michael S. Levine, Vice President and Portfolio Manager
Arthur S. Gabinet, Secretary
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2011 OppenheimerFunds, Inc. All rights reserved.
45 | OPPENHEIMER EQUITY INCOME FUND, INC.

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
46 | OPPENHEIMER EQUITY INCOME FUND, INC.

Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/29/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2)	Exhibits attached hereto.

(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Equity Income Fund, Inc.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	06/10/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	06/10/2011

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	06/10/2011